WARRANTS AND OPTIONS (Details Narrative) $ in Thousands			12 Months Ended
	Aug. 04, 2022 shares	Dec. 16, 2021 ₪ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Exercise of warrants			630,161	2,629,343
Share based compensation | $			$ 4,868	$ 843	$ 800
RSU's [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $			$ 2,475
RSU's granted			1,265,000
Description of RSU's vesting and conversion	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,265,000 common shares of no par value in the Company (“Common Shares”).
RSU's exercisable			225,832
Directors officers and advisers [member] | RSU's [member]
IfrsStatementLineItems [Line Items]
RSU's granted	1,265,000
Executives and directors [member] | RSU's [member]
IfrsStatementLineItems [Line Items]
RSU's granted	590,000
Warrant [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants		1,095,322
Exercise price | ₪ / shares		₪ 2.52
Warrants granted		980,673